Finance Expense	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Finance Expense	Finance Expense

	Year ended December 31,
	2022	2021
Interest on loans and borrowings(1)	$20,420	$5,177
Gain on interest rate swap derivatives	(896)	(469)
Accretion of deferred revenue	3,407	1,501
Accretion of mine closures and rehabilitation provisions	2,191	1,077
Interest on lease liabilities	706	413
Other finance expenses(2)	7,395	4,460
	$33,223	$12,159

(1)    During the year ended December 31, 2022, the Company capitalized $6.2 million (2021 - $nil) of borrowing costs to projects in progress.
(2) Other finance expenses during the year ended December 31, 2022 included $3.3 million credit loss provision on certain accounts receivable (see Note 23).